Note 11 - Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill [text block]
Year ended December 31, 2019	Information system projects	Licenses, patents and trademarks (*)	Goodwill	Customer relationships	Total
Cost
Values at the beginning of the year	580,622	464,571	2,085,936	2,058,859	5,189,988
Currency translation adjustment	(1,917)	(70)	(968)	-	(2,955)
Increase due to business combinations (***)	405	-	32,869	81,192	114,466
Additions	35,487	772	-	-	36,259
Transfers / Reclassifications	(4,665)	-	-	-	(4,665)
Disposals	(5,062)	(1,531)	-	-	(6,593)
Values at the end of the year	604,870	463,742	2,117,837	2,140,051	5,326,500

Amortization and impairment
Accumulated at the beginning of the year	513,984	373,466	797,592	2,038,981	3,724,023
Currency translation adjustment	(1,734)	-	-	-	(1,734)
Amortization charge	28,937	719	-	18,259	47,915
Disposals	(4,850)	(413)	-	-	(5,263)
Accumulated at the end of the year	536,337	373,772	797,592	2,057,240	3,764,941
At December 31, 2019	68,533	89,970	1,320,245	82,811	1,561,559
Year ended December 31, 2020	Information system projects	Licenses, patents and trademarks (*)	Goodwill	Customer relationships	Total

Cost
Values at the beginning of the year	604,870	463,742	2,117,837	2,140,051	5,326,500
Currency translation adjustment	1,108	220	(5,058)	-	(3,730)
Increase due to business combinations (**)	11,563	87,000	357,183	71,100	526,846
Additions	24,965	602	-	-	25,567
Transfers / Reclassifications	(1,393)	-	-	-	(1,393)
Disposals	(3,761)	(1,064)	-	-	(4,825)
Values at the end of the year	637,352	550,500	2,469,962	2,211,151	5,868,965

Amortization and impairment
Accumulated at the beginning of the year	536,337	373,772	797,592	2,057,240	3,764,941
Currency translation adjustment	890	(1)	-	-	889
Amortization charge	42,931	8,760	-	38,785	90,476
Impairment charge (See note 5)	-	-	586,402	-	586,402
Transfers / Reclassifications	931	-	-	-	931
Disposals	(3,730)	-	-	-	(3,730)
Accumulated at the end of the year	577,359	382,531	1,383,994	2,096,025	4,439,909
At December 31, 2020	59,993	167,969	1,085,968	115,126	1,429,056

Disclosure of information for cash-generating units [text block]
(all amounts in millions of U.S. dollars)
	Tubes Segment
CGU	Hydril Acquisition	Other	Total
Tamsa (Hydril and other)	346	19	365
Siderca (Hydril and other)	265	93	358
Hydril	309	-	309
Other	-	54	54
Total	920	166	1,086